Shared-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of allocation of stock-based compensation
Presented below is the allocation of share-based compensation expense, as recorded in our Consolidated Statements of Operations for the years ended December 31 (in thousands).

	2014	2013	2012
Selling, general and administrative expenses	$21,690	$24,982	$35,482
Research and development expenses	3,670	4,740	5,321
Cost of revenues	1,479	—	—
Discontinued operations (NOTE 3)	5,832	9,276	18,592
Total share-based compensation expense	$32,671	$38,998	$59,395

Summary of activity under stock incentive plans
A summary of the activity under our 2000, 2004, 2007, 2010 and Assumed Stock Incentive Plans for each of the three years-ended December 31, 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	8,115,467	$25.79
Granted	2,237,081	$34.58
Exercised	(853,794)	$22.66
Forfeited	(613,613)	$31.31
Expired	(60,436)	$27.61
Outstanding as of December 31, 2012	8,824,705	$27.93
Granted	593,709	$30.81
Exercised	(3,836,560)	$25.32
Forfeited	(1,291,043)	$32.73
Expired	(45,022)	$30.06
Outstanding as of December 31, 2013	4,245,789	$29.30
Granted	736,948	$75.13
Exercised	(1,528,295)	$27.09
Forfeited	(371,410)	$39.76
Expired	(19,680)	$24.56
Outstanding as of December 31, 2014	3,063,352	$40.15	5.32	$103,208,779
Vested and expected to vest as of December 31, 2014	2,929,508	$39.23	5.25	$101,160,091
Exercisable as of December 31, 2014	1,477,631	$28.30	4.56	$65,901,298

Stock option assumption
The weighted average grant date fair value of the stock options granted in the years ended December 31, 2014, 2013 and 2012 was $20.28, $9.37 and $10.50 per option, respectively, determined using the following assumptions:

	2014	2013	2012
Average expected term (years)	4.0	5.0	5.0
Risk-free interest rate	1.3%	0.8%	0.9%
Dividend yield	—	—	—
Expected volatility	32%	33%	33%

Summary of restricted and performance stock units activity
A summary of our restricted and performance stock units for the three years ended December 31, 2014 is presented below:

	Number of Shares	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	2,629,782
Granted	1,087,171
Forfeited	(362,682)
Vested	(930,659)
Outstanding as of December 31, 2012	2,423,612
Granted	1,543,221
Forfeited	(899,954)
Vested	(804,451)
Outstanding as of December 31, 2013	2,262,428
Granted	609,357
Forfeited	(374,463)
Vested	(842,569)
Outstanding as of December 31, 2014	1,654,753	$120,623,231
Vested and expected to vest as of December 31, 2014	1,444,957	$99,516,485